CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Related party cost of revenue	¥ 677,831	¥ 887,900	¥ 954,861
Share of loss in equity method investments, tax	0	0	0
Other comprehensive income/(loss), tax	¥ 0	¥ 0	¥ 0